Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of leases shown in the balance sheet and in the income statement

Leases in the Balance Sheet

€ millions	12/31/2020	12/31/2019
Right-of-use assets
Right-of-use assets – land and buildings	1,816	1,929
Right-of-use assets – other property, plant, and equipment	41	38
Total right-of-use assets	1,857	1,967
/ Non-current assets	43,402	44,999
Right-of-use assets as % of / non-current assets	4	4

Lease liabilities
Current lease liabilities	380	389
/ Current financial liabilities	2,348	3,273
Current lease liabilities as % of / current financial liabilities	16	12

Non-current lease liabilities	1,740	1,814
/ Non-current financial liabilities	13,605	12,923
Non-current lease liabilities as % of / non-current financial liabilities	13	14

SAP is committed to future minimum lease payments in the amount of €161 million for facility leases that had not yet commenced as at December 31, 2020. For data centers, we have future commitments to spend €217 million on services and IFRS 16-related assets. Because this agreement does not specify the required split, the entire amount has been included in the purchase obligations reported in Note (D.8).

Leases in the Income Statement

€ millions	2020	2019
Lease expenses within operating profit
Depreciation of right-of-use assets	396	396